General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		2 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule Of General And Administrative Expenses Abstract
Audit and accounting*	[1]	$ 5,000	$ 319,342
Consulting fees		6,738	3,018,692	542,070
Director fees			482,333
Filing and listing fees			630,936
Insurance			1,053,620	4,822
Legal fees		299,726	2,828,970	7,500
Travel and subsistence		22,317	194,689	157,933
Other expenses			370,094	131,709
Other professional services			197,763	70,447
Payroll			926,203	900,935
Rent and lease			131,161	52,100
Stock based compensation			1,162,531
Value added tax			612,247	244,237
General and administrative expenses		$ 333,781	$ 11,928,581	$ 2,111,753

[1]	Accounting and audit costs totaling $225,113 were expensed as incurred and classified as merger and acquisition expenses in 2024.